Disclosure of deferred tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Unrecognized deferred tax assets	$ 53,995	$ 41,657
Non-capital losses carried forward [Member]
Statements [Line Items]
Unrecognized deferred tax assets	33,896	25,078
Tax credits carried forward [Member]
Statements [Line Items]
Unrecognized deferred tax assets	6,781	5,908
Accounting basis of property and equipment and intangible assets in excess of tax basis [Member]
Statements [Line Items]
Unrecognized deferred tax assets	1,803	48
Scientific research and experimental development expenditures [Member]
Statements [Line Items]
Unrecognized deferred tax assets	10,830	9,441
Share issue costs and other [Member]
Statements [Line Items]
Unrecognized deferred tax assets	$ 685	$ 1,182